THE TEBERG FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 10.6%
	INSURANCE - 10.6%
9	Berkshire Hathaway, Inc., Class A (Cost $3,495,973)(a)	$ 6,559,200

	EXCHANGE-TRADED FUNDS — 71.1%
	EQUITY - 71.1%
22,000	Financial Select Sector SPDR ETF	1,152,140
18,900	Invesco QQQ Trust Series 1 ETF	10,425,996
18,999	iShares Core S&P Small-Cap ETF	2,076,401
8,674	iShares Russell 2000 ETF	1,871,762
23,550	iShares Semiconductor ETF	5,621,385
11,400	SPDR Dow Jones Industrial Average ETF	5,023,410
8,920	SPDR S&P 500 ETF Trust ETF	5,511,222
2,100	Technology Select Sector SPDR ETF	531,783
42,484	VanEck Semiconductor ETF(a)	11,847,938
	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,884,180)	44,062,037

	EXCHANGE-TRADED NOTES — 0.4%
	EQUITY - 0.4%
4,000	MicroSectors FANG+ ETNs (Cost $247,590)(a)	260,600

	OPEN END FUNDS — 1.4%
	EQUITY - 1.2%
16,581	Fidelity Low-Priced Stock Fund	723,277

	MIXED ALLOCATION - 0.2%
61,862	Franklin Income Fund, Advisor Class	147,851

	TOTAL OPEN END FUNDS (Cost $801,254)	871,128

THE TEBERG FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 16.5%
	MONEY MARKET FUNDS - 8.1%
5,033,462	First American Government Obligations Fund, Class X, 4.25%(b)			$ 5,033,462

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. TREASURY BILLS - 8.4%
5,200,000	United States Treasury Bill	4.2700	09/04/25	5,160,121

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,193,607)			10,193,583

	TOTAL INVESTMENTS - 100.0% (Cost $28,622,604)			$ 61,946,548
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%(c)			(17,450)
	NET ASSETS - 100.0%			$ 61,929,098

ETF	- Exchange-Traded Fund
ETN	- Exchange-Traded Note
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.
(c)	Amount represents less than 0.05%.